INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Tax loss carry forward	$ 1,433	$ 1,404	$ 1,386
Patents capitalized and amortized for tax purposes	0	0	0
Unrecognized deferred tax assets	$ 1,433	$ 1,404	$ 1,386